Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
INCOME (LOSS)
Interest income	$ 1,038,391	$ 484,839	$ 1,988,741	$ 1,414,042
Unrealized gain (loss) on equity securities (Note 6)	(61,875)	377,213	1,156,895	716,297
Foreign currency gain (loss)	(14,374)	(21,334)	(46,753)	(16,808)
EXPENSES
Corporate general and administrative (Notes 3 and 9)	1,274,026	926,620	4,559,469	2,958,793
Legal and accounting	1,334,479	515,846	2,861,623	1,226,617
Enforcement of Arbitral Award (Note 3)	1,204,714	166,779	3,674,562	900,611
Write-down of assets held for sale (Note 7)				193,750
Exploration costs	40,151	36,503	53,793	54,685
Equipment holding costs		40,433		122,374
Total Expense	3,853,370	1,686,181	11,149,447	5,456,830
Net loss before income tax for the period	(2,891,228)	(845,463)	(8,050,564)	(3,343,299)
Income tax expense (Note 10)	(254,326)	(17,605,113)	(648,331)	(17,605,113)
Net loss and comprehensive loss for the period	(3,145,554)	(18,450,576)	(8,698,895)	(20,948,412)
Net loss per share, basic and diluted	$ (0.03)	$ (0.19)	$ (0.08)	$ (0.21)
Weighted average common shares outstanding, basic and diluted	112,731,664	99,548,178	104,382,299	99,547,868